Operating Leases (Details) - Schedule of maturity analysis of operating lease liabilities	Mar. 31, 2023 USD ($)
RMB [Member]
Schedule of maturity analysis of operating lease liabilities [Abstract]
Discount rate at commencement	5.40%
One year	$ 500,400
Two years	500,400
Three years	500,400
Four years	500,400
Five years and thereafter	375,300
Total undiscounted cash flows	2,376,900
Less: imputed interest	(275,074)
Operating lease liabilities	$ 2,101,826
USD [Member]
Schedule of maturity analysis of operating lease liabilities [Abstract]
Discount rate at commencement	5.40%
One year	$ 72,864
Two years	72,864
Three years	72,864
Four years	72,864
Five years and thereafter	54,648
Total undiscounted cash flows	346,104
Less: imputed interest	(40,054)
Operating lease liabilities	$ 306,050